Derivative Financial Instruments (Schedule of Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Details) (JPY ¥) In Billions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Gains and losses recognized for trading and risk management derivatives	¥ 77	¥ (57)
Interest Rate Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Foreign Exchange Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives	80	33
Equity Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Commodity Contracts [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Credit Derivatives [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives
Other Derivatives [Member] | Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives		(2)
Foreign Exchange Gains (Losses) Net [Member]
Gains and losses recognized for trading and risk management derivatives	80	31
Interest Rate Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	(27)	213
Foreign Exchange Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives
Equity Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	21	(217)
Commodity Contracts [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	2	(9)
Credit Derivatives [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	(6)	(97)
Other Derivatives [Member] | Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	7	22
Trading Account Profits (Losses)-Net [Member]
Gains and losses recognized for trading and risk management derivatives	(3)	(88)
Interest Rate Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	(27)	213
Foreign Exchange Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	80	33
Equity Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	21	(217)
Commodity Contracts [Member]
Gains and losses recognized for trading and risk management derivatives	2	(9)
Credit Derivatives [Member]
Gains and losses recognized for trading and risk management derivatives	(6)	(97)
Other Derivatives [Member]
Gains and losses recognized for trading and risk management derivatives	¥ 7	¥ 20